Material accounting policies - Intangible Assets (Details)	12 Months Ended
Dec. 31, 2025
Software and databases | Minimum
Disclosure of detailed information about intangible assets
Useful lives	3 years
Software and databases | Maximum
Disclosure of detailed information about intangible assets
Useful lives	5 years
Contract costs [member]
Disclosure of detailed information about intangible assets
Useful lives	10 years